SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jan. 02, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average incremental borrowing rate of lease liabilities		15.10%
Lease expense	$ 200
Cash paid for amounts included in the measurement of the operating lease liabilities	$ 100
Property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted Average Remaining Lease Term	11 years
Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted Average Remaining Lease Term	1 year 2 months 12 days